SUMMARY OF ROU ASSET AND OPERATING LEASE LIABILITIES (Details) - USD ($)	Aug. 31, 2023	Aug. 31, 2022
Assets:
ROU asset	$ 271,021	$ 442,020
Liabilities:
Operating lease liabilities, current	84,879	117,686
Operating lease liabilities, noncurrent	198,163	355,186
Total lease liabilities	$ 283,042	$ 472,872